Schedule of Outstanding Convertible Note (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024		Feb. 29, 2024	Feb. 14, 2024	Jun. 30, 2023
Schedule Of Outstanding Convertible Note
Principal value of Convertible Note	$ 1,874,574	$ 1,874,574		$ 2,000,000
Debt discount, net of amortization	(420,411)	(692,621)	[1]			[1]
Convertible Note	$ 1,454,163	$ 1,181,953			$ 4,000,000

[1]	The debt discount includes the following and is being amortized over 18 months: